CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2013
CONCENTRATIONS
Summary of the debtors who accounted for 10% or more of the Group's consolidated prepaid and other current assets, other non-current assets and consideration receivable

	As of December 31,
	2012		2013
Debtors	RMB	%	RMB	%
Prepaid and other current assets
Company A	75,100	24%	49,800	21%
Company B	35,000	11%	35,000	15%
Other non-current assets
Company C	109,993	46%	119,864	65%
Company D	30,900	13%	30,900	17%
Company E	22,842	10%	19,559	11%
Company F	65,609	27%
Consideration receivable
Company G	13,800	100%
Company H			110,000	58%
Company I			67,066	35%